Average Annual Total Returns{- Fidelity Latin America Fund} - 10.31 Targeted International Funds Retail Combo PRO-21 - Fidelity Latin America Fund	Fidelity Latin America Fund Return Before Taxes Past 1 year	Fidelity Latin America Fund Return Before Taxes Past 5 years	Fidelity Latin America Fund Return Before Taxes Past 10 years	Fidelity Latin America Fund After Taxes on Distributions Past 1 year	Fidelity Latin America Fund After Taxes on Distributions Past 5 years	Fidelity Latin America Fund After Taxes on Distributions Past 10 years	Fidelity Latin America Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Latin America Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Latin America Fund After Taxes on Distributions and Sales Past 10 years	IXYE1 Past 1 year	IXYE1 Past 5 years	IXYE1 Past 10 years
Total	(20.57%)	9.32%	(3.99%)	(20.52%)	8.77%	(5.01%)	(12.11%)	7.26%	(2.75%)	(13.70%)	9.12%	(3.26%)